N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account I of Voya Retirement Insurance & Annuity Co
Entity Central Index Key	0000925981
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals	We do not impose a charge for early withdrawals from the Contract.

Transaction Charges

The Investor may be charged for other transactions:

• If you take a loan from our Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan;

• Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

• Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee are charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.25%[1,2]	1.25%[1,2]
	Investment options (Portfolio Company fees and expenses)	0.27%[3]	1.24%[3]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.00% annually of your Account Value invested in the Subaccounts during the Accumulation Phase and 1.25% annually of your Account Value invested in the Subaccounts during the Income Phase), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The mortality and expense risk charge may be reduced in certain circumstances. We currently do not impose the administrative expense charge, but we reserve the right to charge up to 0.25% annually of your Account Value invested in the Subaccounts. The minimum amount reflects the lower mortality and expense risk charge assessed during the Accumulation Phase and the maximum amount reflects the higher mortality and expense risk charge assessed during the Income Phase and the 0.25% administrative expense charge. See “CHARGES AND FEES - Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
FEES AND EXPENSES (continued from previous page)

Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate: $1,380	Highest Annual Cost Estimate: $2,160

Assumes:

• Investment of $100,000;

• 5% annual appreciation;

• No optional benefits;

• Fees and expenses of least expensive Fund;

• No sales charges or advisory fees; and

• No additional Purchase Payments, transfers or withdrawals.

Assumes:

• Investment of $100,000;

• 5% annual appreciation;

• Fees and expenses of most expensive Fund;

• No sales charges or advisory fees; and

• No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE –Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	We do not impose a charge for early withdrawals from the Contract.

Transaction Charges [Text Block]

Transaction Charges

The Investor may be charged for other transactions:

• If you take a loan from our Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan;

• Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

• Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee are charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.25%[1,2]	1.25%[1,2]
	Investment options (Portfolio Company fees and expenses)	0.27%[3]	1.24%[3]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.00% annually of your Account Value invested in the Subaccounts during the Accumulation Phase and 1.25% annually of your Account Value invested in the Subaccounts during the Income Phase), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The mortality and expense risk charge may be reduced in certain circumstances. We currently do not impose the administrative expense charge, but we reserve the right to charge up to 0.25% annually of your Account Value invested in the Subaccounts. The minimum amount reflects the lower mortality and expense risk charge assessed during the Accumulation Phase and the maximum amount reflects the higher mortality and expense risk charge assessed during the Income Phase and the 0.25% administrative expense charge. See “CHARGES AND FEES - Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
FEES AND EXPENSES (continued from previous page)

Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate: $1,380	Highest Annual Cost Estimate: $2,160

Assumes:

• Investment of $100,000;

• 5% annual appreciation;

• No optional benefits;

• Fees and expenses of least expensive Fund;

• No sales charges or advisory fees; and

• No additional Purchase Payments, transfers or withdrawals.

Assumes:

• Investment of $100,000;

• 5% annual appreciation;

• Fees and expenses of most expensive Fund;

• No sales charges or advisory fees; and

• No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE –Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.25%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.The Base Contract Expenses include (1) the mortality and expense risk charge (1.00% annually of your Account Value invested in the Subaccounts during the Accumulation Phase and 1.25% annually of your Account Value invested in the Subaccounts during the Income Phase), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The mortality and expense risk charge may be reduced in certain circumstances. We currently do not impose the administrative expense charge, but we reserve the right to charge up to 0.25% annually of your Account Value invested in the Subaccounts. The minimum amount reflects the lower mortality and expense risk charge assessed during the Accumulation Phase and the maximum amount reflects the higher mortality and expense risk charge assessed during the Income Phase and the 0.25% administrative expense charge. See “CHARGES AND FEES - Periodic Fees and Charges.”
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.24%
Investment Options Footnotes [Text Block]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost Estimate: $1,380	Highest Annual Cost Estimate: $2,160

Assumes:

• Investment of $100,000;

• 5% annual appreciation;

• No optional benefits;

• Fees and expenses of least expensive Fund;

• No sales charges or advisory fees; and

• No additional Purchase Payments, transfers or withdrawals.

Assumes:

• Investment of $100,000;

• 5% annual appreciation;

• Fees and expenses of most expensive Fund;

• No sales charges or advisory fees; and

• No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE –Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Lowest Annual Cost [Dollars]	$ 1,380
Highest Annual Cost [Dollars]	$ 2,160
Risks [Table Text Block]

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½. You might be subject to federal and state income taxes and a 10% penalty.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A, APPENDIX B and APPENDIX C.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Investment Restrictions [Text Block]

•  Generally the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time;

•  Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;

•  Not all Fixed Interest Options may be available for current or future investment;

•  There are certain restrictions on transfers from the Fixed Interest Options;

•  The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•  The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers.”

Optional Benefit Restrictions [Text Block]

•  We may discontinue or restrict the availability of an optional benefit ;

•  Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits; and

•  If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “DEATH BENEFIT – Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options” and “LOANS – Availability.”

Tax Implications [Text Block]

•  You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•  There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•  Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

•  We pay compensation to broker/dealers whose registered representatives sell the Contract.

•  Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•  Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay during the Accumulation Phase when buying, owning and making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment advisor retained by a participant, and if such charges were reflected, these fees and expenses would be higher. See “THE INCOME PHASE” for fees that may apply after you begin receiving payment under the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract or take a loan from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Loan Fees
Loan Initiation Fee[4]	$125.00
Premium Tax[5]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Applicable to the Contract
Base Contract Expenses[6] (as a percentage of average Account Value)	1.25%
Loan Interest Rate Spread (per annum)[7]	3.00%
Annual Loan Administration Fee[8]	$50.00

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

[4]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[5]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
[6]	The Base Contract Expenses include (1) the mortality and expense risk charge assessed during the Accumulation Phase (1.00% annually of your Account Value invested in the Subaccounts); and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The mortality and expense risk charge may be reduced in certain circumstances. We currently do not impose the administrative expense charge, but we reserve the right to charge up to 0.25% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES - Periodic Fees and Charges.”
[7]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[8]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan administration fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. The Annual Loan administration fee is charged until the loan is repaid in full. See “Loans ‒ Things to Consider Before Initiating a Loan.”

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022).	0.27%	1.24%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Transaction Expenses [Table Text Block]	Transaction Expenses
Maximum Loan Fees
Loan Initiation Fee[4]	$125.00
Premium Tax[5]	0.00% to 4.00%

Other Transaction Fee, Maximum [Dollars]	$ 125.00
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “Loans ‒ Things to Consider Before Initiating a Loan.”We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Applicable to the Contract
Base Contract Expenses[6] (as a percentage of average Account Value)	1.25%
Loan Interest Rate Spread (per annum)[7]	3.00%
Annual Loan Administration Fee[8]	$50.00

Base Contract Expense (of Average Account Value), Current [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Expenses include (1) the mortality and expense risk charge assessed during the Accumulation Phase (1.00% annually of your Account Value invested in the Subaccounts); and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The mortality and expense risk charge may be reduced in certain circumstances. We currently do not impose the administrative expense charge, but we reserve the right to charge up to 0.25% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES - Periodic Fees and Charges.”
Optional Benefit Expense (of Other Amount), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full. See “Loans ‒ Things to Consider Before Initiating a Loan.”
Other Annual Expense, Current [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan administration fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. The Annual Loan administration fee is charged until the loan is repaid in full. See “Loans ‒ Things to Consider Before Initiating a Loan.”
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022).	0.27%	1.24%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	1.24%
Surrender Example [Table Text Block]
1 Year	3 Years	5 Years	10 Years
$2,521	$7,755	$13,255	$28,259

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,521
Surrender Expense, 3 Years, Maximum [Dollars]	7,755
Surrender Expense, 5 Years, Maximum [Dollars]	13,255
Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,259
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
•	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit

The guaranteed death benefit is the greater of (a) or (b), where:

(a) Is your Account Value on the day Customer Service receives notice of death and a request for payment in good Order; or

(b) Is the sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

		Standard	No additional fee for this death benefit.

If the Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Optional	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value.	Optional	Loan Interest Rate Spread (per annum): 3.00%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan document for available benefits.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Contract Beneficiary. The Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Plan Beneficiary.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Leaving the Account Value invested in the contract is also an available option under some Contracts; however, the Tax Code limits how long the death benefit proceeds may be left in the Contract.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Calculation

Account Value Death Benefit. The death benefit will be based on your Account Value. The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and payment request in Good Order. In addition to this amount, some states require we pay interest on amounts invested in the Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces Account value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Guaranteed Death Benefit. The Contract provides a guaranteed death benefit if the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) elects a lump-sum distribution or an Income Phase payment option within six months of your death. The guaranteed death benefit is the greater of:

•	Your Account Value on the day that Customer Service receives proof of death and a request for payment in Good Order; or
•	The sum of Purchase Payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

In the event that the Contract Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value as of the next valuation following Customer Service’s receipt of acceptable proof of death and a payment request in Good Order. See “Account Value Death Benefit” above.

There is no additional fee associated with the Guaranteed Death Benefit option.

Any advisory fee deduced reduces each of the Account Value and the sum of Purchase Payments on a dollar-for-dollar cash basis, and thus reduces the amount of this death benefit.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit

The guaranteed death benefit is the greater of (a) or (b), where:

(a) Is your Account Value on the day Customer Service receives notice of death and a request for payment in good Order; or

(b) Is the sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

		Standard	No additional fee for this death benefit.

If the Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Optional	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value.	Optional	Loan Interest Rate Spread (per annum): 3.00%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan document for available benefits.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Optional Benefit Expense (of Other Amount), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full. See “Loans ‒ Things to Consider Before Initiating a Loan.”
Benefits Description [Table Text Block]

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Contract Beneficiary. The Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Plan Beneficiary.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Leaving the Account Value invested in the contract is also an available option under some Contracts; however, the Tax Code limits how long the death benefit proceeds may be left in the Contract.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Calculation

Account Value Death Benefit. The death benefit will be based on your Account Value. The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and payment request in Good Order. In addition to this amount, some states require we pay interest on amounts invested in the Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces Account value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Guaranteed Death Benefit. The Contract provides a guaranteed death benefit if the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) elects a lump-sum distribution or an Income Phase payment option within six months of your death. The guaranteed death benefit is the greater of:

•	Your Account Value on the day that Customer Service receives proof of death and a request for payment in Good Order; or
•	The sum of Purchase Payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

In the event that the Contract Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value as of the next valuation following Customer Service’s receipt of acceptable proof of death and a payment request in Good Order. See “Account Value Death Benefit” above.

There is no additional fee associated with the Guaranteed Death Benefit option.

Any advisory fee deduced reduces each of the Account Value and the sum of Purchase Payments on a dollar-for-dollar cash basis, and thus reduces the amount of this death benefit.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Operation of Benefit [Text Block]

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Calculation

Account Value Death Benefit. The death benefit will be based on your Account Value. The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and payment request in Good Order. In addition to this amount, some states require we pay interest on amounts invested in the Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces Account value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Guaranteed Death Benefit. The Contract provides a guaranteed death benefit if the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) elects a lump-sum distribution or an Income Phase payment option within six months of your death. The guaranteed death benefit is the greater of:

•	Your Account Value on the day that Customer Service receives proof of death and a request for payment in Good Order; or
•	The sum of Purchase Payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

In the event that the Contract Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value as of the next valuation following Customer Service’s receipt of acceptable proof of death and a payment request in Good Order. See “Account Value Death Benefit” above.

There is no additional fee associated with the Guaranteed Death Benefit option.

Any advisory fee deduced reduces each of the Account Value and the sum of Purchase Payments on a dollar-for-dollar cash basis, and thus reduces the amount of this death benefit.

Calculation Method of Benefit [Text Block]

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Leaving the Account Value invested in the contract is also an available option under some Contracts; however, the Tax Code limits how long the death benefit proceeds may be left in the Contract.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=92912K190. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® (Class R-4)[1] Investment Adviser: Capital Research and Management CompanySM	0.81%	-23.00%	1.18%	4.94%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R-4)[2] Investment Adviser: Capital Research and Management CompanySM	0.65%	-30.95%	6.87%	11.54%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is no longer available to new investments under your plan.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity IncomeSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	4.96%	8.16%	10.19%
Seeks long-term growth of capital	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	-20.55%	6.19%	8.30%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC)[3] Investment Adviser: Lord, Abbett & Co. LLC	1.16%	11.21%	4.06%	7.81%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[4,5] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.03%	-18.74%	7.11%	10.74%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class)[5] Investment Adviser: Pacific Investment Management Company LLC	0.67%	8.20%	2.50%	1.14%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expense.
[3]	This Fund is no longer available to new investments under your plan.
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[5]	This Fund is closed to new retirement plans.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.62%	-13.78%	1.96%	4.81%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	-18.35%	-2.13%	-0.35%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	1.39%	1.05%	0.61%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[6]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[7]	This Fund is closed to new retirement plans.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	This Fund is closed to new retirement plans.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	-30.66%	7.04%	11.47%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.12%	7.23%	N/A
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-16.86%	2.41%	8.42%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	-18.35%	9.14%	12.26%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	This Fund is closed to new retirement plans.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.24%	-23.69%	10.72%	11.95%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	-7.60%	5.60%	8.39%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.80%	-31.93%	2.80%	7.84%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S)[7] Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	-5.84%	6.14%	10.16%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	This Fund is closed to new retirement plans.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Wanger Acorn7,** Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	-33.46%	3.06%	8.21%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective April 21, 2023, Wanger Select reorganized with and merged into the Wanger Acorn.
[7]	This Fund is closed to new retirement plans.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=92912K190. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® (Class R-4)[1] Investment Adviser: Capital Research and Management CompanySM	0.81%	-23.00%	1.18%	4.94%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R-4)[2] Investment Adviser: Capital Research and Management CompanySM	0.65%	-30.95%	6.87%	11.54%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is no longer available to new investments under your plan.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity IncomeSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	4.96%	8.16%	10.19%
Seeks long-term growth of capital	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	-20.55%	6.19%	8.30%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC)[3] Investment Adviser: Lord, Abbett & Co. LLC	1.16%	11.21%	4.06%	7.81%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[4,5] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.03%	-18.74%	7.11%	10.74%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class)[5] Investment Adviser: Pacific Investment Management Company LLC	0.67%	8.20%	2.50%	1.14%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expense.
[3]	This Fund is no longer available to new investments under your plan.
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[5]	This Fund is closed to new retirement plans.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.62%	-13.78%	1.96%	4.81%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	-18.35%	-2.13%	-0.35%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	1.39%	1.05%	0.61%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[6]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[7]	This Fund is closed to new retirement plans.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	This Fund is closed to new retirement plans.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	-30.66%	7.04%	11.47%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.12%	7.23%	N/A
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-16.86%	2.41%	8.42%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	-18.35%	9.14%	12.26%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	This Fund is closed to new retirement plans.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.24%	-23.69%	10.72%	11.95%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	-7.60%	5.60%	8.39%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.80%	-31.93%	2.80%	7.84%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S)[7] Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	-5.84%	6.14%	10.16%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	This Fund is closed to new retirement plans.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Wanger Acorn7,** Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	-33.46%	3.06%	8.21%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective April 21, 2023, Wanger Select reorganized with and merged into the Wanger Acorn.
[7]	This Fund is closed to new retirement plans.

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
Short Term Investment [Member]
Prospectus:
Principal Risk [Text Block]	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
Cyber Security And Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½. You might be subject to federal and state income taxes and a 10% penalty.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A, APPENDIX B and APPENDIX C.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

American Funds® – EuroPacific Growth Fund® (Class R-4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® – EuroPacific Growth Fund® (Class R-4)[1]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(23.00%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
American Funds® – The Growth Fund of America® (Class R-4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds® – The Growth Fund of America® (Class R-4)[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(30.95%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Fidelity® VIP Contrafund Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Fidelity® VIP Equity Income Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Equity IncomeSM Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	4.96%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Invesco V.I. Core Equity Fund (Series I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Invesco V.I. Core Equity Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(20.55%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC)[3]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Neuberger Berman Sustainable Equity Fund (Trust Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund (Trust Class)[4,5]
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(18.74%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	10.74%
PIMCO Real Return Portfolio (Administrative Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio (Administrative Class)[5]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	8.20%
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	1.14%
Voya Balanced Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(13.78%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Voya Global Bond Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(18.35%)
Average Annual Total Returns, 5 Years [Percent]	(2.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.35%)
Voya Government Money Market Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Portfolio Company Name [Text Block]	Voya Government Money Market Portfolio (Class I)[6]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	1.39%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	0.61%
Voya Growth and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)[7]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	11.59%
Voya Index Plus LargeCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus LargeCap Portfolio (Class I)[7]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(19.04%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Voya Index Plus MidCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus MidCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	9.62%
Voya Index Plus SmallCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus SmallCap Portfolio (Class I)[7]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.00%)
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	9.73%
Voya Intermediate Bond Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(14.44%)
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	1.61%
Voya Large Cap Growth Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class S)[7]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(30.66%)
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Voya MidCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(25.12%)
Average Annual Total Returns, 5 Years [Percent]	7.23%
Average Annual Total Returns, 10 Years [Percent]
Voya Small Company Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Portfolio Company Name [Text Block]	Voya Small Company Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.86%)
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	8.42%
Voya SmallCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya SmallCap Opportunities Portfolio (Class I)[7]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(23.09%)
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	7.74%
Voya U.S. Stock Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Voya U.S. Stock Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	(18.35%)
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	12.26%
VY® Baron Growth Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Baron Growth Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(23.69%)
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	11.95%
VY® Invesco Equity and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Invesco Equity and Income Portfolio (Class I)[7]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(7.60%)
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	8.39%
VY® Invesco Global Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Invesco Global Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(31.93%)
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	7.84%
VY® Invesco Growth and Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	VY® Invesco Growth and Income Portfolio (Class S)[7]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(5.84%)
Average Annual Total Returns, 5 Years [Percent]	6.14%
Average Annual Total Returns, 10 Years [Percent]	10.16%
VY® T. Rowe Price Capital Appreciation Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.18%)
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	10.64%
VY® T. Rowe Price Growth Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks long-term growth through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Growth Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(40.66%)
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	11.11%
Wanger Acorn [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger Acorn7,**
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(33.46%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]

The guaranteed death benefit is the greater of (a) or (b), where:

(a) Is your Account Value on the day Customer Service receives notice of death and a request for payment in good Order; or

(b) Is the sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

If the Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

Name of Benefit [Text Block]	Death Benefit
Systematic Distribution Options [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Distribution Options
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your account without moving into the Income Phase.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Systematic Distribution Options
Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows you to borrow against your Account Value.
Standard Benefit Expense (of Other Amount), Current [Percent]	3.00%
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan document for available benefits.
Name of Benefit [Text Block]	Loans
Deduction Of Advisory Fees From Participant Account [Member]
Prospectus:
Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Purpose of Benefit [Text Block]	Contract permits adviser retained by participant to have its fees deducted from participant account.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account